Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CORVEL CORPORATION
Entity Central Index Key	0000874866
Entity Emerging Growth Company	false
Entity File Number	000-19291
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0282651
Entity Address, Address Line One	5128 Apache Plume Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(817)
Local Phone Number	390-1416
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CRVL
Security Exchange Name	NASDAQ